ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 10, 2018	Kathleen M. Nichols T +1 617 854 2418 kathleen.nichols@ropesgray.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Impact Shares Trust I

       (File Nos. 333-221764; 811-23312)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act and Amendment No. 8 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 5/8”), including (i) a Prospectus and Statement of Additional Information relating to Impact Shares Sustainable Development Goals Global Equity ETF, a series of the Trust; and (ii) other information and the signature page.

This Amendment No. 5/8 relates solely to Impact Shares Sustainable Development Goals Global Equity ETF. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 5/8 become effective on November 14, 2018.

Please direct any questions or comments regarding this filing to me at 617-854-2418 or Kathleen.Nichols@ropesgray.com. Thank you for your attention in this matter.

Very truly yours,

/s/ Kathleen Nichols
Kathleen Nichols, Esq.

September 10, 2018

cc:	Ethan Powell

   Donald Guiney, Esq.

   Brian D. McCabe, Esq.

   Sarah H. McLaughlin, Esq.